Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 1 Jan 2024	284	380	130	420	1,214
Additions	181	205	36	203	625
Amounts utilised	(193)	(228)	(48)	(105)	(574)
Unused amounts reversed	(63)	(63)	(35)	(82)	(243)
Exchange and other movements	(10)	1	2	21	14
At 31 Dec 2024	199	295	85	457	1,036
Contractual commitments[1]
At 1 Jan 2024					527
Net change in expected credit loss provision and other movements					161
At 31 Dec 2024					688
Total provisions
At 31 Dec 2023					1,741
At 31 Dec 2024					1,724

Provisions (excluding contractual commitments)
At 1 Jan 2023	445	409	195	397	1,446
Additions	255	236	37	170	698
Amounts utilised	(288)	(231)	(69)	(68)	(656)
Unused amounts reversed	(149)	(30)	(41)	(95)	(315)
Exchange and other movements	21	(4)	8	16	41
At 31 Dec 2023	284	380	130	420	1,214
Contractual commitments[1]
At 1 Jan 2023					512
Net change in expected credit loss provision and other movements					15
At 31 Dec 2023					527
Total provisions
At 31 Dec 2022					1,958
At 31 Dec 2023					1,741
1Contractual commitments include the expected credit loss provision in relation to off-balance sheet financial guarantee contracts and commitments where
HSBC has become party to an irrevocable commitment, as defined under IFRS 9 ‘Financial Instruments’; and provisions for performance and other guarantee contracts.